Long-term debt	12 Months Ended
Dec. 31, 2011
Long-term debt
Long-term debt

14.  Long-term debt

	December 31,
(Millions of dollars)	2011	2010	2009
Machinery and Power Systems:
Notes—6.550% due 2011	$—	$—	$251
Notes—Floating Rate (Three-month USD LIBOR plus 0.17%) due 2013	750	—	—
Notes—1.375% due 2014	750	—	—
Notes—5.700% due 2016	510	512	515
Notes—3.900% due 2021	1,245	—	—
Notes—5.200% due 2041	1,247	—	—
Debentures—9.375% due 2011	—	—	123
Debentures—7.000% due 2013	350	350	350
Debentures—7.900% due 2018	899	899	899
Debentures—9.375% due 2021	120	120	120
Debentures—8.000% due 2023	82	82	82
Debentures—6.625% due 2028	299	299	299
Debentures—7.300% due 2031	349	349	349
Debentures—5.300% due 2035 [1]	206	205	204
Debentures—6.050% due 2036	748	748	748
Debentures—8.250% due 2038	248	248	248
Debentures—6.950% due 2042	250	249	249
Debentures—7.375% due 2097	297	297	297
Capital lease obligations	46	81	211
Other	19	66	707
Total Machinery and Power Systems	8,415	4,505	5,652
Financial Products:
Commercial paper	—	—	71
Medium-term notes	15,701	14,993	15,363
Other	828	939	761
Total Financial Products	16,529	15,932	16,195
Total long-term debt due after one year	$24,944	$20,437	$21,847

[1] Debentures due in 2035 have a face value of $307 million and an effective yield to maturity of 8.56%.

All outstanding notes and debentures are unsecured and rank equally with one another.

On May 24, 2011, we issued $500 million of Floating Rate Senior Notes (Three-month USD LIBOR plus 0.10%) due in 2012 and $750 million of Floating Rate Senior Notes (Three-month USD LIBOR plus 0.17%) due in 2013. The interest rates for the Floating Rate Senior Notes will be reset quarterly. We also issued $750 million of 1.375% Senior Notes due in 2014, $1.25 billion of 3.90% Senior Notes due in 2021, and $1.25 billion of 5.20% Senior Notes due in 2041.

We may redeem the 1.375%, 5.70%, 3.90% and 5.20% notes and the 6.625%, 7.30%, 5.30%, 6.05%, 6.95% and 7.375% debentures in whole or in part at our option at any time at a redemption price equal to the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled payments of principal and interest of the notes or debentures to be redeemed. The terms of other notes and debentures do not specify a redemption option prior to maturity.

Based on Cat Financial’s medium-term note issuances subsequent to year-end, $71 million of Financial Products’ commercial paper outstanding at December 31, 2009 was classified as long-term debt due after one year. Medium-term notes are offered by prospectus and are issued through agents at fixed and floating rates. These notes have a weighted average interest rate of 3.9% with remaining maturities up to 17 years at December 31, 2011.

The aggregate amounts of maturities of long-term debt during each of the years 2012 through 2016, including amounts due within one year and classified as current, are:

	December 31,
(Millions of dollars)	2012	2013	2014	2015	2016
Machinery and Power Systems	$558	$1,118	$757	$5	$522
Financial Products	5,102	5,816	4,664	987	1,775
	$5,660	$6,934	$5,421	$992	$2,297

The above table includes $220 million of medium-term notes that can be called at par.

Interest paid on short-term and long-term borrowings for 2011, 2010 and 2009 was $1,208 million, $1,247 million and $1,411 million, respectively.

Please refer to Note 17 and Table III for fair value information on long-term debt.